Critical Accounting Estimates, assumptions and Judgements - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 347,831,000	$ 362,448,000	$ 123,277,000
Percentage of reduction in development cost	1.00%
Employee compensation expense	$ 211,000
PropertyGuru Viet Nam Joint Stock Company [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	112,080,000	115,817,000
Malaysia marketplace CGU [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	$ 214,614,000	$ 225,908,000